MINING INTEREST, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [Abstract]
Disclosure of detailed information about mining interest, plant and equipment [Table Text Block]
	Mineral properties	Building, Plant & Equipment	Exploration & Evaluation Assets	Development Asset	Total
Cost
As at December 31, 2023	$24,102	$43,642	$765	$-	$68,509
Additions	6,269	2,845	20	-	9,134
Acquisition Goldsource	-	402	37,655	-	38,057
Asset retirement obligation	684	40	18	-	742
Deferred stripping	5,887	-	-	-	5,887
Foreign currency translation	-	-	(51)	-	(51)
As at December 31, 2024	$36,942	$46,929	$38,407	$-	$122,278
Additions	6,320	1,572	-	1,474	9,367
Acquisition Moss Mine	-	603	-	5,424	6,027
Sailfish Silver Option	(144)	-	-	-	(144)
Asset retirement obligation	646	45	(25)	564	1,230
Disposals	-	(36)	-	-	(36)
Deferred stripping	2,554	-	-	-	2,554
Foreign currency translation	-	1	66	-	67
As at December 31, 2025	$46,318	$49,114	$38,448	$7,463	$141,343
Accumulated depreciation
As at December 31, 2023	$18,830	$29,147	$-	$-	$47,977
Depreciation	395	4,144	-	-	4,539
As at December 31, 2024	$19,225	$33,291	$-	$-	$52,516
Depreciation	3,997	4,274	-	-	8,271
Disposals	-	(25)	-	-	(25)
As at December 31, 2025	$23,222	$37,540	$-	$-	$60,762
Net book value:
As at December 31, 2023	$5,272	$14,495	$765	$-	$20,532
As at December 31, 2024	$17,717	$13,638	$38,407	$-	$69,762
As at December 31, 2025	$23,096	$11,574	$38,448	$7,463	$80,581